JPMorgan Large Cap Growth Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.6%
Aerospace & Defense — 1.0%
TransDigm Group, Inc.	671	927,558
Automobiles — 2.6%
Tesla, Inc. *	9,893	2,563,768
Beverages — 1.9%
Coca-Cola Co. (The)	24,119	1,727,429
Monster Beverage Corp. *	2,314	135,404
		1,862,833
Biotechnology — 0.9%
AbbVie, Inc.	1,189	248,995
Gilead Sciences, Inc.	2,752	308,391
Natera, Inc. *	1,892	267,585
		824,971
Broadline Retail — 8.0%
Alibaba Group Holding Ltd., ADR (China)	7,564	1,000,127
Amazon.com, Inc. *	31,689	6,029,174
MercadoLibre, Inc. (Brazil) *	399	779,347
		7,808,648
Building Products — 0.4%
Trane Technologies plc	1,287	433,575
Capital Markets — 2.9%
Blackstone, Inc.	5,042	704,773
Goldman Sachs Group, Inc. (The)	1,771	967,336
Intercontinental Exchange, Inc.	1,771	305,564
KKR & Co., Inc.	7,083	818,867
		2,796,540
Communications Equipment — 0.6%
Arista Networks, Inc. *	7,737	599,487
Construction & Engineering — 0.4%
Quanta Services, Inc.	1,502	381,813
Consumer Staples Distribution & Retail — 1.8%
Walmart, Inc.	20,231	1,776,115
Electrical Equipment — 0.4%
Eaton Corp. plc	1,011	274,920
Vertiv Holdings Co., Class A	1,557	112,418
		387,338
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	6,256	410,357
Entertainment — 4.6%
Netflix, Inc. *	3,512	3,274,857
Spotify Technology SA * (a)	2,163	1,189,808
		4,464,665

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — 9.1%
Berkshire Hathaway, Inc., Class B *	2,805	1,493,606
Block, Inc. *	535	29,074
Fiserv, Inc. *	5,091	1,124,344
Mastercard, Inc., Class A	5,993	3,284,756
PayPal Holdings, Inc. *	347	22,641
Visa, Inc., Class A	8,252	2,891,890
		8,846,311
Ground Transportation — 1.4%
Uber Technologies, Inc. *	3,843	279,984
Union Pacific Corp.	4,592	1,084,958
		1,364,942
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	10,434	1,384,109
Edwards Lifesciences Corp. *	3,357	243,294
Intuitive Surgical, Inc. *	2,296	1,137,099
		2,764,502
Health Care Providers & Services — 1.0%
McKesson Corp.	1,444	971,847
Hotels, Restaurants & Leisure — 4.5%
Airbnb, Inc., Class A *	384	45,871
Booking Holdings, Inc.	173	799,432
Chipotle Mexican Grill, Inc. *	2,839	142,543
DoorDash, Inc., Class A *	7,012	1,281,515
McDonald's Corp.	3,924	1,225,694
Starbucks Corp.	9,329	915,078
		4,410,133
Household Durables — 1.0%
DR Horton, Inc.	7,627	969,576
Industrial Conglomerates — 1.4%
3M Co.	9,561	1,404,135
Interactive Media & Services — 10.8%
Alphabet, Inc., Class C	28,549	4,460,154
Meta Platforms, Inc., Class A	10,423	6,007,761
		10,467,915
IT Services — 3.4%
International Business Machines Corp.	7,619	1,894,634
MongoDB, Inc. *	477	83,647
Shopify, Inc., Class A (Canada) *	8,695	830,189
Snowflake, Inc., Class A *	1,420	207,523
Twilio, Inc., Class A *	3,193	312,651
		3,328,644
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.	294	146,211

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Media — 0.2%
Trade Desk, Inc. (The), Class A *	3,481	190,481
Metals & Mining — 0.1%
Freeport-McMoRan, Inc.	1,782	67,480
Oil, Gas & Consumable Fuels — 0.5%
Cheniere Energy, Inc.	796	184,310
ConocoPhillips	3,230	339,195
		523,505
Pharmaceuticals — 3.3%
Eli Lilly & Co.	2,228	1,839,843
Johnson & Johnson	8,452	1,401,653
		3,241,496
Semiconductors & Semiconductor Equipment — 9.5%
ASML Holding NV (Registered), NYRS (Netherlands)	77	51,082
Broadcom, Inc.	11,738	1,965,305
Lam Research Corp.	4,977	361,836
NVIDIA Corp.	58,504	6,340,689
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	2,963	491,792
		9,210,704
Software — 13.4%
Adobe, Inc. *	70	26,933
AppLovin Corp., Class A *	1,797	476,232
Fair Isaac Corp. *	235	432,854
HubSpot, Inc. *	800	457,095
Intuit, Inc.	1,363	837,110
Microsoft Corp.	17,295	6,492,377
Oracle Corp.	4,962	693,707
Palo Alto Networks, Inc. *	2,933	500,408
Salesforce, Inc.	4,265	1,144,634
ServiceNow, Inc. *	2,143	1,705,934
Synopsys, Inc. *	561	240,620
		13,007,904
Specialty Retail — 1.3%
AutoZone, Inc. *	257	980,765
Home Depot, Inc. (The)	788	288,666
		1,269,431
Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc.	22,987	5,106,088
Tobacco — 1.1%
Philip Morris International, Inc.	6,897	1,094,713
Trading Companies & Distributors — 0.4%
WW Grainger, Inc.	388	383,566
Total Common Stocks (Cost $61,880,368)		94,007,252

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.9%
Investment Companies — 3.9%
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (b) (c) (Cost $3,797,285)	3,796,530	3,797,669
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (b) (c) (Cost $33,286)	33,286	33,286
Total Short-Term Investments (Cost $3,830,571)		3,830,955
Total Investments — 100.5% (Cost $65,710,939)		97,838,207
Liabilities in Excess of Other Assets — (0.5)%		(512,703)
NET ASSETS — 100.0%		97,325,504

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2025. The total value of securities on loan at March 31, 2025 is $31,985.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2025.

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$97,838,207	$—	$—	$97,838,207

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b)	$3,765,452	$25,079,326	$25,047,123	$(326)	$340	$3,797,669	3,796,530	$172,381	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	94,979	101,243	162,944	5	3	33,286	33,286	499	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b)	11,095	4,514	15,609	—	—	—	—	42	—
Total	$3,871,526	$25,185,083	$25,225,676	$(321)	$343	$3,830,955		$172,922	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.